Property and Equipment Net (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property and Equipment Net
Depreciation expenses	$ 3,285	$ 8,640	$ 5,445